Information on Subsidiaries - Carrying Amounts of Assets and Liabilities to which Restrictions Apply (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Total assets [Member]
Carrying Amounts of Assets and Liabilities to which Restrictions Apply [line items]
Interest-earning deposits with banks	€ 176,022	€ 210,481
Financial assets at fair value through profit or loss	573,344	636,970
Financial assets available for sale		49,397
Financial assets at fair value through other comprehensive income	51,182
Loans	400,297	401,699
Other	147,293	176,186
Total	1,348,137	1,474,732
Restricted assets [Member]
Carrying Amounts of Assets and Liabilities to which Restrictions Apply [line items]
Interest-earning deposits with banks	188	772
Financial assets at fair value through profit or loss	48,320	58,210
Financial assets available for sale		9,915
Financial assets at fair value through other comprehensive income	4,375
Loans	76,573	71,971
Other	1,991	13,594
Total	€ 131,447	€ 154,462